Leases	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Leases [Abstract]
Leases

Note 9. Leases

The Company accounts for leases in accordance with ASC 842, Leases. The Company has elected the package of practical expedients permitted under the transition guidance within ASC 842, which allows the Company to (i) not reassess whether any expired or existing contracts contain leases, (ii) not reassess the lease classification of any expired or existing leases, and (iii) not reassess initial direct costs for any existing leases. The Company has also elected the short-term lease exemption for certain leases with a term of 12 months or less.

Right-of-use (“ROU”) assets are presented in non-current assets on the consolidated balance sheets, while the corresponding lease liabilities are split between current and non-current liabilities. Because the Company does not have access to the rate implicit in its leases, it applies an incremental borrowing rate based on the information available at lease commencement to determine the present value of future lease payments.

The Company leases office, warehouse, and apartment space in the United States, China, and Hong Kong under various operating lease agreements. The U.S. headquarters lease, originally entered into in 2015, has been extended multiple times and currently expires November 30, 2029, with monthly base rent of $14,960, escalating annually to $18,204. The Company leases office, warehouse, and storage space in China which expired as of September 2025, and continues as a month-to-month lease. The Company maintains a month-to-month apartment lease in China. In July 2025, the Company entered into office and apartment space leases in Hong Kong with monthly base rent of $897 and $1,987, respectively, that expire in June 2027 and July 2027.

As of December 31, 2025, ROU assets totaled $715,603, with current lease liabilities of $175,420 and non-current lease liabilities of $540,183. As of March 31, 2025, ROU assets totaled $835,488, with current lease liabilities of $204,051 and non-current lease liabilities of $631,437.

Lease expense recognized in the consolidated statements of operations for the nine months ended December 31, 2025 and 2024, was $280,581 and $196,805, respectively. Lease expense recognized in the consolidated statements of operations for the three months ended December 31, 2025 and 2024, was $74,039 and $33,678, respectively.

As of December 31, 2025, the weighted-average remaining lease term for the operating leases is 3.64 years, and the weighted-average discount rate is 6.98%. As of March 31, 2025, the weighted-average remaining lease term was 4.30 years, and the weighted-average discount rate was 7.26%.

Note 9. Leases

The Company accounts for leases in accordance with ASC 842, Leases. The Company has elected the package of practical expedients permitted under the transition guidance within ASC 842, which allows the Company to (i) not reassess whether any expired or existing contracts contain leases, (ii) not reassess the lease classification of any expired or existing leases, and (iii) not reassess initial direct costs for any existing leases. The Company has also elected the short-term lease exemption for certain leases with a term of 12 months or less.

Right-of-use (“ROU”) assets are presented in non-current assets on the consolidated balance sheets, while the corresponding lease liabilities are split between current and non-current liabilities. Because the Company does not have access to the rate implicit in its leases, it applies an incremental borrowing rate based on the information available at lease commencement to determine the present value of future lease payments.

Nature of Leases

The Company leases office and warehouse space in both the United States and China under various operating lease agreements.

●	On June 25, 2015, the Company entered into a 39-month lease for its U.S. headquarters. The lease was extended on February 19, 2018, for 60 months, expiring September 30, 2023. On June 28, 2023, the lease was extended an additional 12 months through September 30, 2024, at a monthly base rent of $12,600. On October 1, 2024, the lease was further extended through November 30, 2029, with monthly rent increasing to $14,960 and escalating annually up to $18,204.

●	The Company also has several operating leases for an office, warehouse space, and a storage shed in China with lease terms ranging from June 2023 to September 2025. Monthly rent payments range from approximately $800 to $11,000. The Company also maintains a month-to-month apartment lease in China with rent of approximately $1,000 per month.

The total amount recorded as ROU as of March 31, 2025, was $835,488, and lease liabilities as of March 31, 2025, was $204,051, which was classified as current liabilities, and $631,437 which was classified as non-current liabilities.

The total amount recorded as right-of-use assets as of March 31, 2024, was $296,437, and lease liabilities as of March 31, 2024, was $222,717, which was classified as current liabilities, and $73,720 which was classified as non-current liabilities.

The total lease expense recognized in the consolidated statements of operations for the years ended March 31, 2025 and 2024 for building leases was $334,767 and $283,325, respectively.

The following future payments due under operating leases for the fiscal period ending March 31:

2026	$256,812
2027	190,454
2028	198,084
2029	205,999
Thereafter	141,427
Total lease payments	992,776
Imputed Interest	(157,288)
$835,488

As of March 31, 2025, the weighted-average remaining lease term for the operating leases is 4.22 years. The weighted-average discount rate for the operating leases is 7.26% as of March 31, 2025. As of March 31, 2024, the weighted-average remaining lease term for the operating leases is 1.18 years. The weighted-average discount rate for the operating leases is 4.37% as of March 31, 2024.